Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 28, 2014	Dec. 28, 2013	Dec. 31, 2012	Dec. 29, 2012
Current assets:
Cash	$ 20,802	$ 14,917		$ 27,431
Accounts receivable, net	143,768	99,337		100,298
Costs and estimated earnings in excess of billings	21,779	10,767		11,575
Due from Affiliates	0	400		1,900
Inventories	119,171	96,432		92,977
Other current assets	13,235	13,181		10,068
Total current assets	318,755	234,634		242,349
Property, plant and equipment, net	920,513	831,778		813,607
Goodwill	317,323	127,038		179,120
Intangible assets, net	15,275	15,147		8,606
Other assets	45,774	39,197		37,531
Total assets	1,617,640	1,247,794		1,281,213
Current liabilities:
Current portion of debt	69,220	30,220		4,000
Current portion of acquisition-related liabilities	19,039	10,635		9,525
Accounts payable	78,244	72,104		61,634
Accrued expenses	87,913	57,251		49,822
Billings in excess of costs and estimated earnings	4,902	9,263		6,926
Total current liabilities	259,318	179,473		131,907
Long-term debt	938,290	658,767		635,843
Acquisition-related liabilities	40,947	23,756		23,919
Other noncurrent liabilities	83,415	77,480		84,266
Total liabilities	1,321,970	939,476		875,935
Commitments and contingencies
Redeemable noncontrolling interest	26,825	24,767		22,850
Member's interest:
Member's equity	512,297	486,896		484,584
Accumulated deficit	(239,213)	(198,511)		(94,085)
Accumulated other comprehensive loss	(5,472)	(6,045)		(9,130)
Member's interest	267,612	282,340		381,369
Noncontrolling interest	1,233	1,211		1,059
Total member's interest	268,845	283,551		382,428
Total liabilities, redeemable members' interest and member's interest	1,617,640	1,247,794		1,281,213
Continental Cement Company, L.L.C. [Member]
Current assets:
Cash	8	9	599	599
Accounts receivable, net	14,839	7,353	9,924
Due from Affiliates		2,990	10,303
Inventories	14,569	10,402	7,073
Other current assets	771	482	815
Total current assets	30,187	21,236	28,714
Property, plant and equipment, net	309,671	306,204	291,666
Goodwill	24,096	24,096	24,096
Other assets	13,050	12,576	11,447
Total assets	377,004	364,112	355,923
Current liabilities:
Current portion of debt	1,018	1,018	965
Accounts payable	8,587	10,165	7,248
Accrued expenses	8,466	9,997	11,523
Due to Summit Materials	20,371
Total current liabilities	38,442	21,180	19,736
Long-term debt	154,081	154,590	155,394
Pension and post-retirement benefit obligations	16,666	19,457	25,568
Other noncurrent liabilities	904	850	1,524
Total liabilities	210,093	196,077	202,222
Commitments and contingencies
Redeemable members' interest (100,000,000 Class B units issued and authorized)	23,750	23,450	22,850	22,850
Member's interest:
Member's equity	135,211	135,180	135,118
Accumulated deficit	14,756	17,029	7,764
Accumulated other comprehensive loss	(6,806)	(7,624)	(12,031)
Member's interest	143,161	144,585	130,851	130,851
Total liabilities, redeemable members' interest and member's interest	$ 377,004	$ 364,112	$ 355,923